Financial Instruments-Risk Management - Additional Information (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2020	Oct. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount		$ 1,084,224	$ 993,524
Market value of collateral accepted	[1]	353,788	317,732
Assets acquired in exchange of loans		301	372
Decreases (increases) in the Bank's before-tax annual earnings		66	64
The unrealized foreign currency translation losses		354	374
Reverse repurchase agreements [member]
Disclosure of detailed information about financial instruments [line items]
Market value of collateral accepted		176,000	167,000
Standard securities borrowing agreements [member]
Disclosure of detailed information about financial instruments [line items]
Market value of collateral accepted		208,000	211,000
Collateral not sold or re-pledged		37,000	27,000
Retail [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount		361,243	353,216
Retail [member] | AIRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount		$ 273,845	261,080
Percentage of residential mortgage portfolio insured		38.00%
Percentage of residential mortgage portfolio uninsured to average loan value		52.00%
Retail [member] | AIRB portfolio [member] | Real estate secured [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount		$ 192,927	179,916
Retail [member] | Standardized portfolio [Member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount		87,398	92,136
Retail [member] | Standardized portfolio [Member] | Real estate secured [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount		47,715	47,427
Non retail [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount		722,981	640,308
Non retail [member] | AIRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount		645,521	564,844
Non retail [member] | Standardized portfolio [Member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount		$ 77,460	$ 75,464
Top of range [member] | Retail [member] | Standardized portfolio [Member]
Disclosure of detailed information about financial instruments [line items]
Secured mortgage loans to value ratio		80.00%

[1]	Includes assets that have been received from counterparties through normal course of business in securities financing and derivative transactions.